GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 16:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2016, 2017 and 2018 and long-lived assets as of December 31, 2016, 2017 and 2018.

	2016		2017		2018
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Americas, principally the U.S.	$74,161	$95	$81,051	$96	$86,636	$219
Europe	39,134	68	49,229	106	59,193	109
Far East	26,215	79	24,238	64	25,887	70
Israel	6,061	3,625	2,221	3,569	4,507	3,467

	$145,571	$3,867	$156,739	$3,835	$176,223	$3,865

The Group has derived approximately 42% of its revenues for the year ended December 31, 2018 from sales in the United States.

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2016	2017	2018

Networking	$131,922	$143,136	$162,831
Technology	13,649	13,603	13,392

	$145,571	$156,739	$176,223